Marketable Securities and Other Securities Investments, Debt and Equity Securities Aggregate Fair Value, Gross Unrealized Gains and Losses and Cost (Detail) (JPY ¥)
In Millions, unless otherwise specified
	Mar. 31, 2012	Mar. 31, 2011
Investment Holdings [Line Items]
Cost	¥ 8,934	¥ 8,968
Gross unrealized gains	5,611	6,210
Gross unrealized losses	192	352
Fair value	14,353	14,826
Available-for-sale | Equity securities
Investment Holdings [Line Items]
Cost	8,633	8,768
Gross unrealized gains	5,610	6,207
Gross unrealized losses	192	352
Fair value	14,051	14,623
Held-to-maturity | Japanese government debt securities
Investment Holdings [Line Items]
Cost	301	200
Gross unrealized gains	1	3
Fair value	302	203
Fair Value, Estimate Not Practicable, Carrying (Reported) Amount | Equity securities
Investment Holdings [Line Items]
Cost	¥ 466	¥ 515